Other liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Liabilities
Schedule of Other liabilities

	As of December 31,
(SEK in thousands)	2025	2024
Personnel related payable	(13,075)	(12,253)
Value Added Tax payable	(9,985)	(3,698)
Current tax liability	(7,026)	(3,830)
Other liabilities	-	(827)
Total other liabilities	(30,086)	(20,608)